Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events
Subsequent Events
The Company has evaluated subsequent events from the balance sheet date through April 1, 2013, the date at which the financial statements were available to be issued, and determined there are no items that require adjustments to and/or disclosures in the consolidated financial statements.